Critical accounting estimates and judgments (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Critical accounting estimates and judgments
Amount of tax losses carried forward	¥ 315,079,000	¥ 385,070,000
Amount of deferred tax assets was recognised for the tax losses carried forward	¥ 53,560,000	¥ 76,938,000